SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses		$ 62	$ 13
Deferred income		6	5
Government institutions		4	15
Employees and payroll accruals		268	32
TOTAL	$ 595	$ 340	$ 65